Related Party Transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity Investee | Content purchases
Related Party Transaction [Line Items]
Related party transaction, purchases	¥ 2,358,680	$ 370,128	¥ 1,455,933	¥ 909,450